Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Gross Carrying Amount	$ 786,212	$ 784,604
Accumulated Amortization	(194,070)	(172,065)
Accumulated Impairment Loss	(57,841)	(14,636)
Net Book Value	534,301	597,903
Developed Technology [Member]
Gross Carrying Amount	512,502	512,402
Accumulated Amortization	(124,625)	(109,816)
Accumulated Impairment Loss	(41,418)	(11,636)
Net Book Value	346,459	390,950
Patents [Member]
Gross Carrying Amount	15,446	15,209
Accumulated Amortization	(8,554)	(8,136)
Accumulated Impairment Loss
Net Book Value	6,892	7,073
Trademarks and Trade Names [Member]
Gross Carrying Amount	60,066	60,046
Accumulated Amortization	(10,958)	(9,519)
Accumulated Impairment Loss
Net Book Value	49,108	50,527
Customer Relationships [Member]
Gross Carrying Amount	149,194	148,338
Accumulated Amortization	(30,585)	(26,219)
Accumulated Impairment Loss	(13,423)
Net Book Value	105,186	122,119
Non-compete Agreements [Member]
Gross Carrying Amount	10,843	10,843
Accumulated Amortization	(4,638)	(3,952)
Accumulated Impairment Loss
Net Book Value	6,205	6,891
Capitalized Software Development Costs [Member]
Gross Carrying Amount	17,482	17,290
Accumulated Amortization	(14,710)	(14,423)
Accumulated Impairment Loss
Net Book Value	2,772	2,867
In-process Research and Development [Member]
Gross Carrying Amount	20,679	20,476
Accumulated Amortization
Accumulated Impairment Loss	(3,000)	(3,000)
Net Book Value	$ 17,679	$ 17,476